Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Consolidated Balance Sheet Line Items Which Include Related Party Transactions With The Reporting Entity's Largest Shareholder

	December 31,
	2012	2011
Cash and cash equivalents (i)	$970,591	$—
Due from related parties	496	—
Payable to related parties:
Management services payment (ii)	(91,175)	(56,783)
Cost recoveries (iii)	(94,226)	(26,026)
Interest payable on long-term debt (Note 13)	(25,105)	(4,507)
Interim funding facility (Note 13 (a))	(1,799,004)	(400,655)

	$(1,038,423)	$(487,971)

(i)

Cash and cash equivalents at December 31, 2012 included two deposits with Rio Tinto totalling $970.6 million (December 31, 2011 - $nil) that earn interest at LIBOR plus 3.25% and are required to be repaid, in whole or in part, to the Company on demand.

(ii)

In accordance with the Amended and Restated Shareholders Agreement, which was signed on June 8, 2011, and other related agreements, Turquoise Hill is required to pay a management services payment to Rio Tinto equal to 1.5% of all capital costs and operating costs incurred by Oyu Tolgoi from March 31, 2010 until the Oyu Tolgoi mine achieves certain production milestones. Thereafter, the 1.5% factor increases to 3.0%.

(iii)

Rio Tinto recovers the costs of providing general corporate support services and mine management services to Turquoise Hill. Mine management services are provided by Rio Tinto in its capacity as the manager of the Oyu Tolgoi mine.

Other Related Party Transactions By Related Party

	Year Ended December 31,
	2012	2011
Global Mining Management Corporation (i)	$24,019	$14,815
Robert Friedland related entities (ii)	21,224	8,299

	$45,243	$23,114

(i)

Global Mining Management Corporation (“Global”) is a private company based in Vancouver owned equally by seven companies, one of which is the Company. Global has a director in common with the Company. Global provides administration, accounting, and other office services to the Company on a cost-recovery basis.

(ii)

Robert Friedland beneficially owns more than 10% of the Company and was the Company’s CEO up until April 17, 2012. Turquoise Hill had various service arrangements with certain private companies 100%-owned by Mr. Friedland. These arrangements were on a cost-recovery basis and included aircraft rental and administration and other office services out of London, England and Singapore. The cost-sharing arrangements with these entities were terminated in April 2012, and a payment of $19.4 million was made to settle all obligations.

Rio Tinto [Member]
Related Party Transactions With The Reporting Entity's Largest Shareholder By Their Nature
	Year Ended December 31,
	2012	2011
Interest income on demand deposits (i)	$385	$—
Costs recoveries - Turquoise Hill	2,654	—
Financing costs:
Series D Warrants (Note 16 (c))	(164,384)	—
Standby commitment fee (Note 16 (d))	(72,764)	—
Front end fees (Note 13)	(15,000)	(18,000)
Commitment fees (Note 13)	(17,681)	(7,705)
Interest expense (Note 13)	(101,109)	(881)
Management services payment (ii)	(34,392)	(42,770)
Costs recoveries - Rio Tinto (iii)	(113,326)	(40,808)

	$(515,617)	$(110,164)

(i)

Cash and cash equivalents at December 31, 2012 included two deposits with Rio Tinto totalling $970.6 million (December 31, 2011 - $nil) that earn interest at LIBOR plus 3.25% and are required to be repaid, in whole or in part, to the Company on demand.

(ii)

In accordance with the Amended and Restated Shareholders Agreement, which was signed on June 8, 2011, and other related agreements, Turquoise Hill is required to pay a management services payment to Rio Tinto equal to 1.5% of all capital costs and operating costs incurred by Oyu Tolgoi from March 31, 2010 until the Oyu Tolgoi mine achieves certain production milestones. Thereafter, the 1.5% factor increases to 3.0%.

(iii)

Rio Tinto recovers the costs of providing general corporate support services and mine management services to Turquoise Hill. Mine management services are provided by Rio Tinto in its capacity as the manager of the Oyu Tolgoi mine.